ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES

NOTE 9 - ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES

(a)	Accounts Receivable

					As of	As of
			Country		December 31,	December 31,
Tax No.	Related party	Relationship	of origin	Currency	2018	2017
					ThUS$	ThUS$

Foreign	Qatar Airways	Indirect shareholder	Qatar	US$	1,907	1,845
78.591.370-1	Bethia S.A. and Subsidiaries	Related director	Chile	CLP	988	728
Foreign	TAM Aviação Executiva e
	Taxi Aéreo S.A.	Common shareholder	Brazil	BRL	-	2
87.752.000-5	Granja Marina Tornagaleones S.A.	Common shareholder	Chile	CLP	31	5
96.810.370-9	Inversiones Costa Verde
	Ltda. y CPA.	Related director	Chile	CLP	5	2

	Total current assets				2,931	2,582

(b)	Accounts payable

					As of	As of
			Country		December 31,	December 31,
Tax No.	Related party	Relationship	of origin	Currency	2018	2017
					ThUS$	ThUS$

78.591.370-1	Bethia S.A. and Subsidiaries	Related director	Chile	CLP	365	546
Foreign	Inversora Aeronáutica Argentina S.A.	Related director	Argentina	US$	15	4
Foreign	Consultoría Administrativa
	Profesional S.A. de C.V.	Related company	México	MXN	-	210
Foreign	TAM Aviação Executiva
	e Taxi Aéreo S.A.	Common shareholder	Brazil	BRL	2	-

	Total current liabilities				382	760

Transactions between related parties have been carried out on free-trade conditions between interested and duly-informed parties. The transaction times are between 30 and 45 days, and the nature of settlement of the transactions is monetary.